Investment Objectives and Goals	Oct. 31, 2025
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide a high current return.
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide a high level of current income.
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide a high level of current income.
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide a high level of current income.
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders.
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a portfolio of equity securities.
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders.
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders.
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve after-tax total return for its shareholders.
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve total return for its shareholders.
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide a high level of current income. The Fund seeks growth of capital as a secondary investment objective.
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.